BUSINESS COMBINATIONS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Cash	$ 20,337,847	$ 12,121,824
Accounts receivable	1,453,230	954,603
Other receivables	197,340	138,330
Property and equipment, net	5,157	19,785
Right-of-use assets, net	102,509	13,107
Total assets	72,801,367	103,988,552
Accounts payable	(571,432)	(762,366)
Short-term bank loans	(32,191)	(20,784)
Taxes payable	(1,438,658)	(1,346,992)
Less: Total liabilities	(6,264,432)	(41,504,251)
Goodwill	$ 6,747,543	9,481,547
Purchase Acquisition [Member] | , China Liberal Beijing, Oriental Wisdom, and Beijing Cloud Class Technology Co., Ltd
Cash		4,467
Accounts receivable		687,612
Other receivables		23,211
Property and equipment, net		34,192
Intangible assets, net		468,482
Right-of-use assets, net		233,467
Total assets		1,451,431
Accounts payable		(1,028,338)
Short-term bank loans		(409,572)
Taxes payable		(35,425)
Due to related parties		(82,909)
Lease liability		(45,551)
Accrued expenses and other current liabilities		(1,631,183)
Less: Total liabilities		(3,232,978)
Net tangible liabilities		(1,781,547)
Goodwill		9,481,547
Total fair value of purchase price allocation		7,700,000
Consideration in the form of shares		7,700,000
Total consideration		$ 7,700,000